OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

ASSET SECURITIZATION CORPORATION

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2012 to September 30, 2012

Date of Report (Date of filing): November 21, 2012

Commission File Number of securitizer: 025-01038

Central Index Key Number of securitizer: : 0000889417

Juliet Buck, (212) 667-9368

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

Explanatory Note

On November 14, 2012, the Securities and Exchange Commission (the “Commission”) issued an Exemptive Order (Release No. 34-68224) providing regulatory relief to registrants affected by Hurricane Sandy. The Exemptive Order provides that registrants are exempt from any requirement to file or furnish certain reports, schedules and forms with the Commission under certain reporting provisions of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), for the period from and including October 29, 2012 to November 20, 2012, where certain conditions are satisfied and such reports, schedules or forms are filed on or before November 21, 2012. This Form ABS-15 for the calendar quarter ended September 30, 2012 is being filed on November 21, 2012 in reliance upon the Exemptive Order.

The principal executive offices of Asset Securitization Corporation (the “Company”) are located in lower Manhattan at Two World Financial Center, New York, New York 10281; an area that was directly affected by Hurricane Sandy. Offices located in lower Manhattan were without electricity through the first week of November. In addition, tenants of Two World Financial Center were not allowed in their offices from October 29, 2012 through November 12, 2012 due to damage to the electrical systems caused by Hurricane Sandy. The information needed to complete the Form ABS-15G filings was on servers located in Two World Financial Center and could not be accessed remotely. During this period, the Company was unable to compile, perform its analytical reviews and procedures and complete the necessary internal processes to finalize information related to repurchase activity in a timely manner to allow the Company to file this Form ABS-15G within 45 days after the end of its most recent calendar quarter.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) is attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

Exhibits

99.1                     Table for Form ABS-15G (Repurchase reporting)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ASSET SECURITIZATION CORPORATION
Date: November 21, 2012	/s/ David Findlay
	Name:	David Findlay
	Title:	Chief Financial Officer
(senior officer in charge of securitization of the securitizer)

EXHIBIT INDEX

Exhibit Number

99.1       Table for Form ABS-15G (Repurchase reporting)